Trust Account (Tables)	7 Months Ended
Dec. 31, 2020
Trust Account [Abstract]
Schedule of inputs utilizing quoted prices (unadjusted) in active markets for identical assets
	Carrying Value	Gross Unrealized Holding (Loss)	Quoted Prices in Active Markets (Level 1)
U.S. Government Treasury Securities as of December 31, 2020(1)	$345,081,176	$6,149	$345,087,325

(1)	Maturity date March 25, 2021.